UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  028-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

 /s/   Timothy K. McManus     New York, New York     August 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $513,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital,L.L.C. and its affiliates have full investment discretion and voting authority.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21VIANET GROUP INC             SPONSORED ADR    90138A103    24527  2142106 SH       SOLE    NONE          2142106        0        0
FACEBOOK INC                   CL A             30303M102    11359   365000 SH       SOLE    NONE           365000        0        0
GOOGLE INC                     CL A             38259P508   145410   250676 SH       SOLE    NONE           250676        0        0
LAUDER ESTEE COS INC           CL A             518439104    86541  1599054 SH       SOLE    NONE          1599054        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    35577   441900 SH       SOLE    NONE           441900        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   101718  4151754 SH       SOLE    NONE          4151754        0        0
SINA CORP                      ORD              G81477104    35267   680700 SH       SOLE    NONE           680700        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    20706  2104315 SH       SOLE    NONE          2104315        0        0
VEECO INSTRS INC DEL           COM              922417100    32331   940957 SH       SOLE    NONE           940957        0        0
YUM BRANDS INC                 COM              988498101    17780   276000 SH       SOLE    NONE           276000        0        0
ZYNGA INC                      CL A             98986T108     2655   488000 SH       SOLE    NONE           488000        0        0